Note 3. Stockholders' Equity.	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Notes
Note 3. Stockholders' Equity.

Note 2. Stockholders' Equity

On January 8, 2015 the shareholders approved a resolution to increase the authorized common shares from 100,000,000 to 490,000,000 shares. All other provisions of the common shares remain unchanged. Also on that date, the Company declared a reverse split of common stock at the ration of 1:4. The stock split was effective January 8, 2015 for holders of record as of that date. Except as otherwise noted, all share, option and warrant numbers have been restated to give retroactive effect to this split. All per share disclosures retroactively reflect shares outstanding or issuable as though the reverse split had occurred at January 1, 2012.

Recent Issuances of Common Stock

During the period ended December 31, 2014 we issued 4,125,000 shares of our common stock (16,500,000 pre-reverse stock split) in exchange for converting $125,000 of promissory notes.

Between January 15, 2015 and March 15, 2015 the Company sold a total of 2,052,000 units for cash consideration of $780,000 at a price of $0.40 (the "Units"), each unit comprised of one share of common stock and one Class A warrant exercisable at $0.80 per share with a term 24 month. The relative fair value of the stock with embedded warrants was $351,433 for the common stock and $428,567 for the class A warrants. The warrants were valued using the Black-Scholes model with 153% volatility and discount rates ranging between 0.44% to 0.7%. These units were issued as stock payable and the cash from sale of units was not received for the sale of stock pre-reverse merger.

Between April 1, 2015 and June 29, 2015 the Company sold a total of 1,012,500 units for cash consideration of $405,000 at a price of $0.40 (the "Units"), each unit comprised of one share of common stock and one Class A warrant exercisable at $0.80 per share with a term 24 month. The relative fair value of the stock with embedded warrants was $158,123 for the common stock and $246,877 for the class A warrants. The warrants were valued using the Black-Scholes model with volatility ranging between163% - 177% and discount rates ranging between 0.54% to 0.71%. These units were issued as stock payable and the cash from sale of units was not received for the sale of stock pre-reverse merger.

Between July 1, 2015 and September 30, 2015 the Company sold a total of 140,000 units for cash consideration of $15,000 at price of $0.107 (the "Units"), each unit comprised of one share of common stock and one Class A warrant exercisable at $0.80 per share with a term 24 month. The relative fair value of the stock with embedded warrants was $4,294 for the common stock and $10,706 for the class A warrants. The warrants were valued using the Black-Scholes model with volatility of 153% and discount rates of 0.61%. These units were issued as stock payable and the cash from sale of units was not received for the sale of stock pre-reverse merger.

Between July 1, 2015 and September 30, 2015 the Company sold a total of 862,500 units for cash consideration of $345,000 at price of $0.40 (the "Units"), each unit comprised of one share of common stock and one Class A warrant exercisable at $0.80 per share with a term 24 month. The relative fair value of the stock with embedded warrants was $118,415 for the common stock and $226,585 for the class A warrants. The warrants were valued using the Black-Scholes model with volatility ranging between 153% - 182% and discount rates ranging between 0.54% to 0.71%. Of these units $65,000 were issued as stock payable and the cash from sale of units was not received for the sale of stock pre-reverse merger and $280,000 cash was received subsequent to Closing of the reverse merger.

On July 16, 2015 and August 6, 2015 the company issue 517,900 shares to one service provider and 100,000 shares to two service providers, respectively, for services valued at a total value of $617,900, arrived at using the stock price on date of grant of $1.00 per Nasdaq.

On July 16, 2015 5 Emerald debt holders in amount of $87,910 converted their debt into 274,719 units at a conversion price of $0.32 per unit, each unit comprised of one share of common stock and one Class A warrant exercisable at $0.80 per share with a term 24 month. The Loss on Settlement of Debt recorded is $678,027.

On July 14, 2015 the Company issued Emerald's CEO and founder, Lior Wayn, 5,474,545 shares as per the share purchase agreement valued at $877,380, valued on the date of grant for the price of common stock.

On July 16, 2015 consultants were issued 2,500,000 Class B Warrants exercisable for a two-year period to acquire one (1) share of Common Stock at a price of $0.40 per share The fair value of these warrants is $2,199,507. The warrants were valued using the Black-Scholes model with volatility of 182% and discount rate of 0.67%. The Class B warrants are fully vested and were accordingly included in expenses as stock based compensation.

On July 16, 2015 consultants were issued 2,536,247 Class C Warrants exercisable for a 90 day period, commencing 90 days after the effective date of this Registration Statement, at an exercise price of $0.40 to acquire one (1) share of Common Stock and one (1) Class A Warrant at an exercise price of $0.80. The fair value of these warrants is $3,143,581. The warrants were valued using the Black-Scholes model with volatility of 182% and discount rate of 0.67%. The Class C warrants are fully vested and were accordingly included in expenses as stock based compensation.

Note 3. Stockholders' Equity.

On January 8, 2015 the shareholders approved a resolution to increase the authorized common shares from 100,000,000 to 490,000,000 shares. All other provisions of the common shares remain unchanged. Also on that date The Company declared a reverse split of common stock at the ration of 1:4. The stock split was effective January 8, 2015 for holders of record as of that date. Except as otherwise noted, all share, option and warrant numbers have been restated to give retroactive effect to this split. All per share disclosures retroactively reflect shares outstanding or issuable as though the reverse split had occurred at January 1, 2012.

Recent Issuances of Common Stock

During the year ended December 31, 2014 we issued 4,125,000 shares of our common stock (16,500,000 pre-reverse stock split) in exchange for converting $125,000 of promissory notes.